Related and Interested Parties (Benefits to Key Management Personnel including Directors) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Notes to Consolidated Financial Statements [Abstract]
Short-term benefits	$ 9	$ 13
Post-employment benefits	1	1
Share-based payments	7	8
Total	17	22
To interested parties employed by the Company	3	5
To interested parties not employed by the Company	$ 2	$ 1